Revenue - Schedule of Revenue Recognised (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,761,798	$ 2,825,488	$ 815,090
Revenue recognised at point in time [Member] | 3D and Augment Reality [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,204,348	2,233,309
Revenue recognised at point in time [Member] | Total solutions [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,332,609	355,978
Revenue recognised at point in time [Member] | Miscellaneous [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,253	6,022
Revenue recognised over time [Member] | Consultancy and market research [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 220,588	$ 230,179